Investment Objectives and Goals	Jul. 31, 2025
Franklin Emerging Market Debt Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High total return.
Franklin International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.